DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds March 31, 2019	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
33.44% of Net Assets
Bristol TN Electric Revenue	5.000%	09/01/2038	AA-*	$1,525,000	$1,697,157
Chattanooga TN Electric Revenue	5.000	09/01/2035	AA*	250,000	291,543
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA*	2,325,000	2,688,746
Citizens Gas Utility District TN Gas Revenue	5.000	05/01/2029	A*	110,000	110,339
Clarksville TN Electric System Revenue	4.000	09/01/2034	Aa2	500,000	549,060
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2034	Aa2	500,000	585,310
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2036	Aa2	500,000	581,870
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2036	Aa2	1,475,000	1,612,706
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2038	Aa2	820,000	891,192
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	960,960
Franklin TN Water & Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	872,198
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa3	250,000	269,333
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2035	AA*	315,000	339,728
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2038	AA*	1,000,000	1,070,590
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA+*	500,000	570,360
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA+*	1,000,000	1,092,150
Knox Chapman TN Utility District	4.500	01/01/2027	AA-*	1,000,000	1,094,550
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	289,398
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	286,185
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2	225,000	261,675
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2	1,250,000	1,441,410
Memphis TN Gas System Revenue	4.000	12/01/2034	Aa1	775,000	843,812
Memphis TN Gas System Revenue	4.000	12/01/2036	Aa1	800,000	862,568
Memphis TN Gas System Revenue	4.000	12/01/2037	Aa1	1,310,000	1,408,302
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2033	AA+*	500,000	581,080
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*	500,000	567,005
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*	3,085,000	3,290,122
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA+*	500,000	564,415
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2030	Aa3	3,250,000	3,685,532
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2031	Aa3	500,000	565,470
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2033	Aa3	575,000	648,025
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2037	Aa3	250,000	295,943
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2040	Aa3	2,265,000	2,534,920
South Blount County TN Utility District Waterworks	5.000	12/01/2028	A2	765,000	782,151
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	270,000	295,391
					34,481,196
PUBLIC FACILITIES REVENUE BONDS
11.81% of Net Assets
Memphis Shelby County Sports Authority	5.250	11/01/2026	Aa3	500,000	511,185
Memphis Shelby County Sports Authority	5.250	11/01/2027	Aa3	750,000	766,823
Memphis Shelby County TN Industrial Development Board	5.000	11/01/2030	Aa3	1,250,000	1,481,850
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2	800,000	916,240
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1	630,000	655,060
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3	1,500,000	1,692,075
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2038	Aa3	755,000	842,338
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	600,000	642,702
Pigeon Forge Industrial Development Board	5.000	06/01/2027	AA*	1,400,000	1,497,160
Pigeon Forge Industrial Development Board	5.000	06/01/2029	AA*	2,120,000	2,265,708
Pigeon Forge Industrial Development Board	5.000	06/01/2034	AA*	850,000	905,225
					12,176,366
PREREFUNDED BONDS
11.28% of Net Assets
Blount County TN Public Building Authority Local Government	5.000	06/01/2025	Aa2	100,000	100,597
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2	1,000,000	1,005,970
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2	750,000	754,155
Citizens Gas Utility District TN Gas Revenue	5.000	05/01/2029	NR	140,000	140,438
Clarksville TN Electric Systems Revenue	5.000	09/01/2032	Aa2	480,000	503,410
Clarksville TN Electric Systems Revenue	5.000	09/01/2033	Aa2	2,000,000	2,097,540
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa2	500,000	563,240
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2038	Aa2	1,000,000	1,126,480
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	273,559
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	NR	70,000	70,422
Knox Chapman TN Utility District	5.250	01/01/2036	AA-*	700,000	745,297
Manchester TN	5.000	06/01/2038	A2	20,000	20,798
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2034	NR	210,000	213,581
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2034	Aa1	790,000	804,157
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2030	A1	500,000	538,985
South Blount County TN Utility District Waterworks	5.000	12/01/2028	A2	360,000	368,046
TN State School Board Authority Higher Education Facilities	5.000	05/01/2034	Aa1	500,000	501,535
Watauga River TN Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	552,530
West Wilson Utility District TN Waterworks	5.000	06/01/2033	NR	1,170,000	1,255,352
					11,636,092

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds March 31, 2019	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
9.44% of Net Assets
Jackson TN Hospital Jackson Madison County Hospital	5.000%	04/01/2036	A2	$995,000	$1,106,510
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A3	2,500,000	2,848,200
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A3	950,000	1,066,431
Rutherford County TN Health & Educational Facilities Ascension Health	5.000	11/15/2040	Aa2	1,500,000	1,528,665
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2027	A1	750,000	820,365
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	A1	1,535,000	1,781,506
Shelby County TN Health Education & Housing Facilities - LeBonheur	5.000	05/01/2035	A1	500,000	582,655
					9,734,332
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.11% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+*	200,000	220,306
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2028	Aa1	1,150,000	1,280,284
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2036	A1	920,000	1,004,382
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A1	1,030,000	1,117,746
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A1	650,000	750,048
TN State School Bond Authority	5.000	11/01/2043	Aa1	1,000,000	1,100,460
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2037	Aa1	1,400,000	1,606,654
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2040	Aa1	2,000,000	2,313,800
					9,393,680
SCHOOL IMPROVEMENT BONDS
7.41% of Net Assets
Franklin TN Special School District	5.000	06/01/2039	Aa1	250,000	303,568
Johnson City TN	4.000	06/01/2036	Aa2	1,150,000	1,275,683
Montgomery County TN	4.000	04/01/2036	AA+*	260,000	282,820
Montgomery County TN	4.000	04/01/2037	AA+*	1,920,000	2,077,056
Rhea County TN	5.000	04/01/2029	A1	1,385,000	1,516,229
Shelby County TN	5.000	04/01/2037	Aa1	500,000	592,175
Wilson County TN	4.000	04/01/2039	AA+*	1,495,000	1,596,630
					7,644,161
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.78% of Net Assets
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3	625,000	663,969
Memphis TN	4.000	06/01/2041	Aa2	250,000	264,033
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2	850,000	902,624
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	1,470,000	1,623,115
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	550,130
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2036	Aa2	500,000	550,750
Springfield TN Public Improvement	4.500	03/01/2024	Aa3	565,000	624,770
TN State Series A	5.000	02/01/2036	Aaa	1,500,000	1,816,875
					6,996,266
REFUNDING BONDS
5.75% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	1,200,000	1,398,395
Manchester TN	5.000	06/01/2038	A2	80,000	83,078
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	567,030
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	281,618
Memphis TN Refunding	5.000	04/01/2030	Aa2	1,000,000	1,149,420
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	284,278
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	283,515
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	562,980
Shelby County TN Refunding Series A	5.000	03/01/2026	Aa1	1,200,000	1,315,296
					5,925,610
AIRPORT REVENUE BONDS
2.44% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	914,128
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	285,510
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	1,160,000	1,312,575
					2,512,213
INDUSTRIAL REVENUE BONDS
.88% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3	850,000	909,925

STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
.46% of Net Assets
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	455,000	470,756

Total Investments 98.80% of Net Assets					$101,880,597

(cost $98,215,139) (See (a) below for further explanation)

Other assets in excess of liabilities 1.20%					1,241,450

Net Assets 100%					$103,122,047

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds March 31, 2019	UNAUDITED

(a) Cost for federal income tax purposes is $98,215,139 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$3,675,246
Unrealized depreciation	(9,788)

Net unrealized appreciation	$3,665,458

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2019.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		101,880,597
Level 3	Significant Unobservable Inputs		---

$101,880,597

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.